Supplemental Disclosures of Cash Flow Data (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Cash Flow Data [Abstract]
Supplemental to indirect-method statement of cash flows

	For the year ended December 31,
(In thousands)	2012	2011	2010
Common stock issued in the RBF acquisition, 203,218 shares	$—	$3,587	$—
Common stock (reclaimed)/issued in the LPA acquisition, 5,661, 2,022 and 226,447 shares, respectively	(130)	(40)	8,062
Income taxes paid	5,622	22,648	14,328
Income tax refunds	(933)	(1,677)	(87)
Interest paid	26	23	23